EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [text block] [Abstract]
Disclosure of events after reporting period [text block]

NOTE 37 - EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

Subsequent to the closing date of the financial statements as of December 31, 2019, there has been a significant variation in the exchange rate (Central Bank of Brazil) R $ / US $, from R $ 4.03 to US$ to R $ 4.85 per US$ to March 13, 2020, which represents a depreciation of 20.23% of the Brazilian currency.

On March 12, 2020, LATAM Airlines and its Affiliates announced the suspension of its guidance 2020 in light of the uncertainty due to the COVID-19 (coronavirus) outbreak that is affecting the demand for air traffic. Accordingly, LATAM Airlines Group and its affiliates announced a decrease in capacity of approximately 30% of international operations. On March 16, 2020, LATAM Airlines and its affiliates updated the decrease in capacity to approximately 70% of the total operations, corresponding 90% to international operations and 40% to domestic operations.

As of this date, it is not possible to quantify the exact impact on demand or how long it may take to recover, making it impossible to estimate results for the full year.

After December 31, 2019 and until the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature, which significantly affect the balances or interpretation thereof.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2019, have been approved in the Extraordinary Board Session of March 16, 2020.